Leases - Details of Lease liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Lease liability – current	€ 2,711	€ 1,881
Lease liability – non-current	7,142	4,306
Total	€ 9,853	€ 6,187